Property, Plant and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance charge on lease liability	$ 1,458,069
Depreciation charge on right-of-use asset	$ 233,113
Property plant and equipment, description	Tanks and related assets with a carrying value of USD 158,493,403 (2018: USD 164,038,378) are mortgaged as security against loans obtained in 2014 and 2017 (note 15). Further, as security against the term loan (2), a step-in right to use the leased land, has been provided to the commercial bank.
Finance cost percentage	6.10%